Prepaid and Other Current Assets (Details) - Schedule of prepaid and other current assets - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of prepaid and other current assets [Abstract]
Prepaid insurance	$ 743,750
Other prepaid expense	12,590	18,355
VAT receivable	94,085	183
Security deposit	13,485	1,051
Total prepaid and other current assets	$ 863,910	$ 19,589